Other operating income/(expense)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other operating income/(expense)

7. Other operating income/(expense)

	2025 £m	2024 £m	2023 £m
Fair value remeasurements of equity investments	(24)	51	(122)
Disposal of businesses and assets	106	246	61
Fair value remeasurements on contingent consideration recognised in business combinations(1)	(581)	(1,751)	(791)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	93	(67)	245
Fair value adjustments on derivative financial instruments	–	–	7
Other income/(expense)	422	(9)	237
	16	(1,530)	(363)
(1)Fair value remeasurements on contingent consideration disclosed above includes the fair value movements on related hedging contracts.
Disposal of businesses and assets in 2025, 2024 and 2023 primarily included milestone and royalty income.
Fair value remeasurements on contingent consideration recognised as business combinations included: a net charge of
£649 million (2024: £1,533 million, 2023: £934 million) related to the acquisition of the former Shionogi-ViiV Healthcare joint venture; a net credit of £254 million (2024: £22 million, 2023: net charge £44 million) relating to the acquisition of Affinivax; and a net charge of £171 million (2024: £206 million, 2023: net credit £187 million) payable to Novartis related to the Vaccines acquisition, together with fair value movements on related hedging contracts.
Other income in 2025 included £367 million ($500 million) of cash settlement from CureVac. Other income in 2023 primarily included net income from dividends related to investments.